            Financial Statements

--------------------------------------------------------------------------------
               STATEMENTS OF OPERATIONS  For the Period Ended July 31, 1998*
 ................................................................................

                                                               GOVERNMENT    INTERMEDIATE
                                                              INCOME FUND      BOND FUND
                                                              ------------   -------------
INCOME:
Interest ...................................................  $ 3,747,904    $  3,343,251
Fee income (note 2) ........................................       75,481              --
                                                              ------------   -------------

  Total income .............................................    3,823,385       3,343,251
                                                              ------------   -------------

EXPENSES (NOTE 5):
Investment management fee ..................................      265,576         158,930
Distribution and service fees:
  CLASS A ..................................................      264,406         131,538
  CLASS Y ..................................................           --              --
Custodian and accounting fees ..............................       54,258          59,514
Transfer agent and dividend disbursing agent fees ..........       63,311          47,687
Registration fees ..........................................       14,410          19,648
Reports to shareholders ....................................       25,053          32,583
Directors' fees ............................................        7,937           7,937
Audit and legal fees .......................................       40,526          41,226
Other expenses .............................................        6,961           6,864
                                                              ------------   -------------
  Total expenses ...........................................      742,438         505,927
    Less Class A expenses waived by the distributor ........      (90,228)        (37,323)
                                                              ------------   -------------

  Net expenses before expenses paid indirectly .............      652,210         468,604
    Less expenses paid indirectly ..........................         (205)            (64)
                                                              ------------   -------------

  Total net expenses .......................................      652,005         468,540
                                                              ------------   -------------

  Net investment income ....................................    3,171,380       2,874,711
                                                              ------------   -------------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS:
Net realized gain on investments (note 3) ..................      221,586         354,300
Net change in unrealized appreciation or depreciation of
  investments ..............................................      648,930         (93,800)
                                                              ------------   -------------

  Net gain on investments ..................................      870,516         260,500
                                                              ------------   -------------

    Net increase in net assets resulting from operations ...  $ 4,041,896    $  3,135,211
                                                              ------------   -------------
                                                              ------------   -------------

* DATE FUNDS DISCONTINUED OPERATIONS DUE TO MERGER. SEE NOTE 1 IN THE NOTES TO FINANCIAL
  STATEMENTS.

               SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                      1  1998 Annual Report - Income Funds

--------------------------------------------------------------------------------

               STATEMENTS OF CHANGES IN NET ASSETS
 ................................................................................

                                                                 GOVERNMENT INCOME FUND          INTERMEDIATE BOND FUND
                                                              -----------------------------   -----------------------------
                                                              Period Ended     Year Ended     Period Ended     Year Ended
                                                                7/31/98*         9/30/97        7/31/98*         9/30/97
                                                              -------------   -------------   -------------   -------------
OPERATIONS:
Net investment income ......................................   $ 3,171,380    $   4,770,030   $   2,874,711   $   5,962,017
Net realized gain on investments ...........................       221,586          697,901         354,300         281,651
Net change in unrealized appreciation or depreciation of
  investments ..............................................       648,930        2,063,487         (93,800)      2,015,896
                                                              -------------   -------------   -------------   -------------

  Net increase in net assets resulting from operations .....     4,041,896        7,531,418       3,135,211       8,259,564
                                                              -------------   -------------   -------------   -------------

DISTRIBUTIONS TO SHAREHOLDERS:
CLASS A:
  From net investment income ...............................    (3,328,229)      (4,771,839)     (2,262,077)     (5,402,892)
  Tax return of capital ....................................        (5,804)              --        (108,938)             --
CLASS Y:
  From net investment income ...............................            --               --        (480,552)       (559,127)
  Tax return of capital ....................................            --               --         (23,143)             --
                                                              -------------   -------------   -------------   -------------
  Total distributions ......................................    (3,334,033)      (4,771,839)     (2,874,710)     (5,962,019)
                                                              -------------   -------------   -------------   -------------

CAPITAL SHARE TRANSACTIONS (NOTE 4):
CLASS A ....................................................   (67,976,240)     (19,319,777)    (64,573,447)    (73,660,708)
CLASS Y ....................................................            --               --     (14,073,799)     13,912,070
                                                              -------------   -------------   -------------   -------------
  Decrease in net assets from capital share transactions ...   (67,976,240)     (19,319,777)    (78,647,246)    (59,748,638)
                                                              -------------   -------------   -------------   -------------
  Total decrease in net assets .............................   (67,268,377)     (16,560,198)    (78,386,745)    (57,451,093)

Net assets at beginning of period ..........................    67,268,377       83,828,575      78,386,745     135,837,838
                                                              -------------   -------------   -------------   -------------

Net assets at end of period ................................   $        --    $  67,268,377   $          --   $  78,386,745
                                                              -------------   -------------   -------------   -------------
                                                              -------------   -------------   -------------   -------------

Distributions in excess of net investment income ...........   $        --    $          --   $          --   $    (125,225)
                                                              -------------   -------------   -------------   -------------
                                                              -------------   -------------   -------------   -------------

* DATE FUNDS DISCONTINUED OPERATIONS DUE TO MERGER. SEE NOTE 1 IN THE NOTES TO FINANCIAL STATEMENTS.

               SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                      2  1998 Annual Report - Income Funds

             Notes to Financial Statements
--------------------------------------------------------------------------------

(1) ORGANIZATION
 ................................
                      Piper Funds Inc. (Piper Funds) is registered under the Investment Company Act of 1940 (as amended) as a single, open-end management investment company. Piper Funds has 12 series, including Government Income Fund and Intermediate Bond Fund. Each fund is classified as a diversified series.

                      Intermediate Bond Fund commenced offering Class Y shares on February 18, 1997. All shares existing prior to that date were classified as Class A shares. Key features of each class were:

                      CLASS A:
                      - Subject to a front-end sales charge

                      - Subject to distribution and service fees

                      CLASS Y:
                      - Required a minimum initial investment of $1 million

                      - No front-end or contingent deferred sales charges

                      - No distribution and service fees

                      The classes of shares of Intermediate Bond Fund had the same rights and were identical in all respects except that each class had different distribution expenses, had exclusive voting rights with respect to matters affecting that class and had different exchange privileges. Government Income Fund had a single class of shares, which is shown as Class A in the financial statements.

                      Government Income Fund invested primarily in securities issued or guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities, including mortgage-backed securities.

                      Intermediate Bond Fund invested primarily in a broad range of investment-quality debt securities.

                      On May 1, 1998, Piper Jaffray Companies Inc., the parent company of the funds' investment advisor, was acquired by U.S. Bancorp. U.S. Bancorp is a multi-state bank holding company headquartered in Minneapolis, Minnesota with a geographic service area spanning 17 states. As of June 30, 1998, U.S. Bancorp was the 14th largest U.S. commercial bank holding company, with assets of nearly $73.8 billion. U.S. Bank National Association ("U.S. Bank"), a wholly owned subsidiary of U.S. Bancorp, currently acts as the investment advisor to 32 mutual funds (the "First American Funds"). As of June 30, 1998, U.S. Bank, acting through its First American Asset Management group, managed more than $77.5 billion in assets, including approximately $28.4 billion in assets of the First American Funds.

--------------------------------------------------------------------------------

                      3  1998 Annual Report - Income Funds

--------------------------------------------------------------------------------

                      As discussed in note 7, the net assets of Government Income Fund and Intermediate Bond Fund were acquired by First American Investment Funds, Inc. - Fixed Income Fund and Intermediate Term Income Fund, respectively, effective at the close of business on July 31, 1998. It is anticipated that the company will be dissolved under Minnesota law as soon as practicable.

(2) SUMMARY OF
    SIGNIFICANT
    ACCOUNTING
    POLICIES
 ................................
                      INVESTMENTS IN SECURITIES
                      Portfolio securities for which market quotations were readily available were valued at current market value. If market quotations or valuations were not readily available, or if such quotations or valuations were believed to be inaccurate, unreliable or not reflective of market value, portfolio securities were valued according to procedures adopted by the funds' board of directors in good faith at "fair value", that is, a price that the fund might have reasonably expected to receive for the security or other asset upon its current sale.

                      The current market value of certain fixed income securities was provided by an independent pricing service. Fixed income securities for which prices were not available from an independent pricing service but where an active market exists were valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Short-term securities with maturities of 60 days or less were valued at amortized cost, which approximated market value.

                      Securities transactions were accounted for on the date securities were purchased or sold. Realized gains and losses were calculated on the identified-cost basis. Interest income, including amortization of bond discount and premium, is recorded on an accrual basis.

                      SECURITIES PURCHASED ON A WHEN-ISSUED BASIS
                      Delivery and payment for securities that were purchased by the funds on a when-issued or forward-commitment basis could take place a month or more after the transaction date. During this period, such securities did not earn interest, were subject to market fluctuation and may have increased or decreased in value prior to their delivery. The funds segregated, with their custodian, assets with a market value equal to the amount of their purchase commitments. The purchase of securities on a when-issued or forward-commitment basis may have increased the volatility of the funds' net asset value if the funds made such purchases while remaining substantially fully invested.

                      In connection with their ability to purchase securities on a when-issued or forward-commitment basis, Government Income Fund entered into mortgage dollar rolls in which the fund sold securities purchased on a forward commitment basis and simultaneously contracted with a counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. As an inducement to "roll over" its purchase commitments, the fund received negotiated fees. For the period ended July 31, 1998, such fees earned amounted to $75,481 for Government Income Fund.

--------------------------------------------------------------------------------

                      4  1998 Annual Report - Income Funds

--------------------------------------------------------------------------------

                      FEDERAL TAXES
                      Each fund is treated separately for federal income tax purposes. Prior to discontinuing operations, each fund complied with the requirements of the Internal Revenue Code applicable to regulated investment companies in order to avoid payment of federal income tax. The funds distributed their taxable net investment income and realized gains to avoid the payment of any federal excise tax.

                      Net investment income and net realized gains (losses) may have differed for financial statement and tax purposes primarily because of losses deferred due to "wash sale" transactions and the timing of recognition of income on certain collateralized mortgage-backed securities. The character of distributions made during the year from net investment income or net realized gains may have differed from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts were distributed may have differed from the year that the income or realized gains or losses were recorded by the funds.

                      As a result of permanent book-to-tax differences, reclassification adjustments were made prior to the mergers of the funds as follows:

                                           GOVERNMENT    INTERMEDIATE
                                          INCOME FUND      BOND FUND
                                          ------------   -------------
Decrease distributions in excess of net
  investment income ....................    $156,849        $     --
Decrease undistributed net investment
  income ...............................    $     --        $  6,857
Increase accumulated net realized loss
  on investment ........................    $160,695        $     --
Increase additional paid in captial ....    $  3,846        $  6,857

                      ALLOCATION OF INCOME, EXPENSES AND GAINS (LOSSES)
                      Income, expenses (other than class-specific expenses) and realized and unrealized gains and losses for Intermediate Bond Fund were allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Class-specific expenses, which included distribution and service fees, were charged directly to such class.

                      DISTRIBUTIONS TO SHAREHOLDERS
                      Distributions to shareholders from net investment income for Government Income Fund were declared daily and paid monthly. Distributions to shareholders from net investment income for Intermediate Bond Fund were declared separately for each class daily and paid monthly. Net realized gains distributions for the funds, if any, were made at least annually. Distributions were payable in cash or reinvested in additional shares of the same class.

                      REPURCHASE AGREEMENTS
                      For repurchase agreements entered into with certain broker-dealers, the funds, along with other affiliated registered investment companies, transferred uninvested cash balances to a joint trading account, the daily aggregate of which was invested in repurchase agreements secured by U.S. government or agency obligations. Securities pledged as collateral for all individual and joint repurchase agreements were held by the funds' custodian bank until maturity of the repurchase agreement. Provisions for all agreements ensured that the daily market value of the collateral was in excess of the repurchase amount, including accrued interest, to protect the funds in the event of a default.

--------------------------------------------------------------------------------

                      5  1998 Annual Report - Income Funds

--------------------------------------------------------------------------------

                      USE OF ESTIMATES
                      The preparation of financial statements in conformity with generally accepted accounting principles required management to make estimates and assumptions that affected the reported amounts in the financial statements. Actual results could have differed from these estimates.

(3) INVESTMENT
    SECURITY
    TRANSACTIONS
 ................................
                      Cost of purchases and proceeds from sales of securities, other than temporary investments in short-term securities and dollar roll transactions, for the period ended July 31, 1998 were as follows:

                                          GOVERNMENT   INTERMEDIATE
                                          INCOME FUND    BOND FUND
                                          -----------  -------------
Purchases ..............................  $13,985,396   $  2,348,999
Proceeds from sales ....................  $28,808,201   $ 27,098,153

                      Including dollar rolls for Government Income Fund, purchases and sales aggregated $49,048,287 and $63,871,092, respectively.

(4) CAPITAL SHARE
    TRANSACTIONS
 ................................
                      Capital share transactions for the funds were as follows:

                                                PERIOD ENDED               YEAR ENDED
                                              JULY 31, 1998(b)         SEPTEMBER 30, 1997
                                          ------------------------  ------------------------
                                            SHARES       AMOUNT       SHARES       AMOUNT
                                          ----------  ------------  ----------  ------------
GOVERNMENT INCOME FUND:
  Sales of fund shares .................     937,630  $  8,714,404     686,546  $  6,139,195
  Issued for reinvested
    distributions ......................     281,562     2,611,180     406,146     3,630,952
  Redemptions of fund shares ...........  (2,307,534)  (21,422,174) (3,247,825)  (29,089,924)
  Merger into Fixed Income Fund (note
    7) .................................  (6,252,012)  (57,879,650)         --            --
                                          ----------  ------------  ----------  ------------
                                          (7,340,354) $(67,976,240) (2,155,133) $(19,319,777)
                                          ----------  ------------  ----------  ------------
                                          ----------  ------------  ----------  ------------

                                                PERIOD ENDED              PERIOD ENDED
                                              JULY 31, 1998(b)       SEPTEMBER 30, 1997(a)
                                          ------------------------  ------------------------
                                            SHARES       AMOUNT       SHARES       AMOUNT
                                          ----------  ------------  ----------  ------------
INTERMEDIATE BOND FUND:
CLASS A
  Sales of fund shares .................     102,373  $    788,322     412,880  $  3,127,050
  Issued for reinvested
    distributions ......................     194,317     1,496,893     467,515     3,535,885
  Redemptions of fund shares ...........  (2,979,130)  (22,932,706) (8,391,651)  (63,548,352)
  Redemptions in exchange for Class Y
    shares .............................          --            --  (2,201,482)  (16,775,291)
  Merger into Intermediate Term Income
    Fund Class A (note 7) ..............  (5,708,848)  (43,925,956)         --            --
                                          ----------  ------------  ----------  ------------
                                          (8,391,288) $(64,573,447) (9,712,738) $(73,660,708)
                                          ----------  ------------  ----------  ------------
                                          ----------  ------------  ----------  ------------
CLASS Y
  Sales of fund shares .................      77,751  $    600,490      37,581  $    284,580
  Sales in exchange for Class A
    shares .............................          --            --   2,201,482    16,775,291
  Issued for reinvested
    distributions ......................      31,746       244,595      41,735       316,060
  Redemptions of fund shares ...........    (782,115)   (6,075,058)   (459,438)   (3,463,861)
  Merger into Intermediate Term Income
    Fund Class Y (note 7) ..............  (1,148,742)   (8,843,826)         --            --
                                          ----------  ------------  ----------  ------------
                                          (1,821,360) $(14,073,799)  1,821,360  $ 13,912,070
                                          ----------  ------------  ----------  ------------
                                          ----------  ------------  ----------  ------------

(a) REPRESENTS PERIOD FROM FEBRUARY 18 (COMMENCEMENT OF OFFERING OF SHARES) TO SEPTEMBER 30, 1997.
(b)  PERIOD FROM OCTOBER 1, 1997 TO JULY 31, 1998 (DATE OF MERGER).

--------------------------------------------------------------------------------

                      6  1998 Annual Report - Income Funds

--------------------------------------------------------------------------------

                      Piper Jaffray Inc. (Piper Jaffray) acted as distributor for the funds from inception through April 30, 1998. On May 1, 1998, SEI Investments Distribution Corporation
                      (SEI) assumed the role of the funds' distributor. SEI is not an affiliate of Piper Capital Management Incorporated or of the funds. Sales charges received by Piper Jaffray, the funds' distributor, for distributing the funds' shares from October 31, 1998 through April 30, 1998, were as follows:

                                                              INTERMEDIATE
                                                               BOND FUND
                                           GOVERNMENT    ----------------------
                                          INCOME FUND    CLASS A      CLASS Y
                                          ------------   --------   -----------
Front-end sales charges ................     $8,779       $3,663       $  --
Contingent deferred sales charges ......      1,165          628          --
                                          ------------   --------        ---
                                             $9,944       $4,291       $  --
                                          ------------   --------        ---
                                          ------------   --------        ---

(5) EXPENSES
 ................................
                      INVESTMENT MANAGEMENT FEE
                      Piper Funds entered into investment management agreements with Piper Capital Management Incorporated (Piper Capital) under which Piper Capital managed each fund's assets and furnished related office facilities, equipment, research and personnel. The agreements required each fund to pay Piper Capital a monthly fee based on average daily net assets. The fees for each fund were as follows: Government Income Fund, an annual rate of 0.50% of the first $250 million in net assets and decreasing percentages thereafter to 0.40% of net assets in excess of $500 million; Intermediate Bond Fund, an annual rate of 0.30% of the first $100 million in net assets, 0.25% of the next $150 million and 0.20% of net assets in excess of $250 million. For the period ended July 31, 1998, the effective management fees paid by the funds were 0.50% and 0.30% on an annual basis for Government Income Fund and Intermediate Bond Fund, respectively.

                      DISTRIBUTION AND SERVICE FEES
                      Piper Jaffray acted as distributor for the funds from inception through April 30, 1998. On May 1, 1998, SEI Investments Distribution Corporation (SEI) assumed the role of the funds' distributor. Each fund paid Piper Jaffray and SEI fees accrued daily and paid quarterly, for providing shareholder services and distribution-related services for the periods referred to above. The fees for each fund, which were being voluntarily limited for Government Income Fund and Class A of Intermediate Bond Fund for the period ended July 31, 1998, are stated below as a percent of average daily net assets attributable to such shares.

                                                             INTERMEDIATE
                                                               BOND FUND
                                           GOVERNMENT    ---------------------
                                          INCOME FUND    CLASS A     CLASS Y
                                          ------------   --------   ----------
Distribution fee .......................       0.25%        0.05%        --
Service fee ............................       0.25%        0.25%        --
                                             ------      --------   ----------
  Total distribution and service
    fees ...............................       0.50%        0.30%        --
                                             ------      --------   ----------
                                             ------      --------   ----------
  Total distribution and service fees
    after voluntary limitation .........       0.34%        0.22%        --
                                             ------      --------   ----------
                                             ------      --------   ----------

                      SHAREHOLDER ACCOUNT SERVICING FEES
                      The company also entered into shareholder account servicing agreements under which Piper Jaffray and Piper Trust Company (Piper Trust) performed various transfer and dividend disbursing agent services for accounts held at the respective company. The fees, which were paid monthly to Piper

--------------------------------------------------------------------------------

                      7  1998 Annual Report - Income Funds

--------------------------------------------------------------------------------
                      Jaffray and Piper Trust for providing these services, were equal to an annual rate of $7.50 per active shareholder account and $1.60 per closed account. For the period ended July 31, 1998, Piper Jaffray and Piper Trust received the following amounts in connection with the shareholder account servicing agreements:

                                           GOVERNMENT    INTERMEDIATE
                                          INCOME FUND      BOND FUND
                                          ------------   -------------
Piper Jaffray ..........................     $26,455        $10,692
Piper Trust ............................       5,684            915
                                          ------------   -------------
                                             $32,139        $11,607
                                          ------------   -------------
                                          ------------   -------------

                      OTHER FEES AND EXPENSES
                      In addition to the investment management, distribution and shareholder account servicing fees, each fund was responsible for paying most other operating expenses including: outside directors' fees and expenses; custodian fees; registration fees; printing and shareholder reports; transfer agent fees and expenses; legal, auditing and accounting services; insurance; interest; taxes and other miscellaneous expenses.

                      Expenses paid indirectly represented a reduction of custodian fees for earnings on miscellaneous cash balances maintained by the funds.

(6) CAPITAL LOSS
    CARRYOVER
 ................................
                      For federal income tax purposes, the following funds had capital loss carryovers at the date of the merger, which, if not offset by subsequent capital gains, will expire on the funds' fiscal year-ends as indicated below. As a result of the acquisition of the funds' net assets by First American Investment Funds, Inc.--Fixed Income Fund and Intermediate Term Income Fund, these capital loss carryovers will be available to Fixed Income Fund and Intermediate Term Income Fund, subject to certain limitations. It is unlikely the boards of the acquiring funds will authorize a distribution of any net realized capital gains until the available capital loss carryovers have been offset or expire. Utilization of these capital loss carryovers by First American Investment Funds, Inc. - Fixed Income Fund and Intermediate Term Income Fund in the year ended September 30, 1998 is limited to $474,993 and 432,277, respectively. In subsequent years, utilization of these capital loss carryovers is limited to $2,989,179 per year and $2,720,363 per year, respectively.

        GOVERNMENT                   INTERMEDIATE
       INCOME FUND                    BOND FUND
--------------------------   ----------------------------
 CAPITAL LOSS                 CAPITAL LOSS
  CARRYOVER     EXPIRATION      CARRYOVER      EXPIRATION
--------------  ----------   ---------------   ----------
$      781,426     2002      $   180,104,699      2003
    13,367,115     2003           95,748,876      2004
     1,723,511     2004
--------------               ---------------
$   15,872,052               $   275,853,575
--------------               ---------------
--------------               ---------------

(7) MERGER
 ................................
                      At a special meeting held July 10, 1998, shareholders of Government Income Fund and Intermediate Bond Fund approved a plan under which the funds' net assets were acquired by First American Investment Funds, Inc. - Fixed Income Fund and Intermediate Term Income Fund, respectively, each of which is a diversified series of an open-end investment management company. These tax-free reorganizations were effective July 31, 1998.

--------------------------------------------------------------------------------

                      8  1998 Annual Report - Income Funds

--------------------------------------------------------------------------------

                      The following table presents the composition of the net assets of the funds immediately prior to the mergers.

                                           GOVERNMENT   INTERMEDIATE
                                          INCOME FUND     BOND FUND
                                          ------------  -------------
Capital stock and additional paid-in
  capital ..............................  $ 70,536,725  $ 327,633,994
Accumulated net realized loss on
  investments ..........................   (16,068,218)  (275,855,768)
Unrealized appreciation of
  investments ..........................     3,411,143        991,556
                                          ------------  -------------
Total - representing net assets
  applicable to capital stock ..........  $ 57,879,650  $  52,769,782
                                          ------------  -------------
                                          ------------  -------------
CLASS A:
  Net assets ...........................  $ 57,879,650  $  43,925,956
  Net asset value ......................  $      9.258  $       7.694
  Shares outstanding ...................     6,252,012      5,708,848

CLASS Y:
  Net assets ...........................            --  $   8,843,826
  Net asset value ......................            --  $       7.699
  Shares outstanding ...................            --      1,148,742

--------------------------------------------------------------------------------

                      9  1998 Annual Report - Income Funds

--------------------------------------------------------------------------------

(8) FINANCIAL
    HIGHLIGHTS
 ................................
                      Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

                      GOVERNMENT INCOME FUND

                                          Period Ended                   Year Ended September 30,
                                            July 31,         ------------------------------------------------
                                             1998(c)          1997      1996      1995      1994       1993
                                          -------------      -------   -------   -------   -------    -------
PER-SHARE DATA
Net asset value, beginning of period ...      $ 9.16         $  8.83   $  8.99   $  8.42   $ 10.01    $  9.86
                                          -------------      -------   -------   -------   -------    -------
Operations:
  Net investment income ................        0.49            0.57      0.60      0.60      0.69       0.80
  Net realized and unrealized gains
    (losses) on investments ............        0.10            0.33     (0.16)     0.60     (1.58)      0.15
                                          -------------      -------   -------   -------   -------    -------
    Total from operations ..............        0.59            0.90      0.44      1.20     (0.89)      0.95
                                          -------------      -------   -------   -------   -------    -------
Distributions to shareholders:
  From net investment income ...........       (0.49)          (0.57)    (0.60)    (0.63)    (0.68)     (0.80)
  From net realized gains ..............          --              --        --        --     (0.02)        --
                                          -------------      -------   -------   -------   -------    -------
    Total distributions to
      shareholders .....................       (0.49)          (0.57)    (0.60)    (0.63)    (0.70)     (0.80)
                                          -------------      -------   -------   -------   -------    -------
Net asset value, date of merger
  (7/31/98) ............................       (9.26)             --        --        --        --         --
                                          -------------      -------   -------   -------   -------    -------
Net asset value, end of period .........      $   --         $  9.16   $  8.83   $  8.99   $  8.42    $ 10.01
                                          -------------      -------   -------   -------   -------    -------
                                          -------------      -------   -------   -------   -------    -------
SELECTED INFORMATION
Total return (a) .......................        6.54%          10.49%     4.99%    14.87%    (9.26)%    10.06%
Net assets at end of period (in
  millions) ............................          --         $    67   $    84   $   106   $   126    $   160
Ratio of expenses to average daily net
  assets ...............................        1.23%(b)        1.19%     1.09%     1.11%     1.05%      1.09%
Ratio of net investment income to
  average daily net assets .............        5.98%(b)        6.32%     6.66%     7.02%     7.43%      8.10%
Portfolio turnover rate (excluding
  short-term securities and dollar roll
  transactions) ........................          20%             21%       32%       87%      121%       191%
Ratios before waivers by the
  distributor:
  Ratio of expenses to average daily net
    assets before waivers ..............        1.40%(b)        1.35%     1.28%     1.29%     1.24%      1.27%
  Ratio of net investment income to
    average daily net assets before
    waivers ............................        5.81%(b)        6.16%     6.47%     6.84%     7.24%      7.92%

(a) TOTAL RETURN ASSUMES REINVESTMENT OF DISTRIBUTIONS AND DOES NOT REFLECT A SALES CHARGE.
(b)  ANNUALIZED.
(c) DATE FUND DISCONTINUED OPERATIONS DUE TO MERGER. SEE NOTE 1 IN THE NOTES TO FINANCIAL STATMENTS.

--------------------------------------------------------------------------------

                     10  1998 Annual Report - Income Funds

--------------------------------------------------------------------------------

(8) FINANCIAL HIGHLIGHTS
   (CONTINUED)
 ................................
                      Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

                      INTERMEDIATE BOND FUND

                                                                   CLASS A
                                     -------------------------------------------------------------------
                                       Period
                                        Ended                      Year Ended September 30,
                                      July 31,        --------------------------------------------------
                                       1998(f)         1997      1996        1995      1994       1993
                                     -----------      -------   -------     -------   -------    -------
PER-SHARE DATA
Net asset value, beginning of
  period ..........................      $ 7.67       $  7.50   $  8.12     $  7.98   $ 12.22    $ 11.51
                                     -----------      -------   -------     -------   -------    -------
Operations:
  Net investment income ...........        0.35          0.44      0.53(c)     0.88      0.90       1.29
  Net realized and unrealized gains
    (losses) on investments .......        0.02          0.17     (0.11)       0.31     (3.96)      0.56
                                     -----------      -------   -------     -------   -------    -------
    Total from operations .........        0.37          0.61      0.42        1.19     (3.06)      1.85
                                     -----------      -------   -------     -------   -------    -------
Distributions to shareholders:
  From net investment income ......       (0.33)        (0.44)    (1.04)      (1.05)    (0.95)     (0.90)
  From net realized gains .........          --            --        --          --     (0.23)     (0.24)
  Tax return of capital ...........       (0.02)           --        --          --        --         --
                                     -----------      -------   -------     -------   -------    -------
    Total distributions to
      shareholders ................       (0.35)        (0.44)    (1.04)      (1.05)    (1.18)     (1.14)
                                     -----------      -------   -------     -------   -------    -------
Net asset value, date of merger
  (7/31/98) .......................       (7.69)           --        --          --        --         --
                                     -----------      -------   -------     -------   -------    -------
Net asset value, end of period ....      $   --       $  7.67   $  7.50     $  8.12   $  7.98    $ 12.22
                                     -----------      -------   -------     -------   -------    -------
                                     -----------      -------   -------     -------   -------    -------
SELECTED INFORMATION
Total return (a) ..................        4.93%         8.29%     5.68%      16.15%   (26.65)%    17.04%
Net assets at end of period (in
  millions) .......................      $   --       $    64   $   136     $   319   $   564    $   792
Ratio of expenses to average daily
  net assets (b) ..................        0.92%(e)      0.85%     0.72%       0.97%     0.78%      0.70%
Ratio of net investment income to
  average daily net assets ........        5.40%(e)      5.83%     6.65%       8.02%     9.33%     12.51%
Portfolio turnover rate (excluding
  short-term securities) ..........           4%           86%       89%        136%      169%       109%
Ratios before waivers by the
  distributor:
  Ratio of expenses to average
    daily net assets before waivers
    (b) ...........................        1.01%(e)      0.93%     0.82%       1.07%     0.85%      0.77%
  Ratio of net investment income to
    average daily net assets before
    waivers .......................        5.31%(e)      5.75%     6.55%       7.92%     9.26%     12.44%

                                                              CLASS Y
                                          ------------------------------------------------
                                              Period Ended             Period Ended
                                            July 31, 1998(f)       September 30, 1998(d)
                                          --------------------   -------------------------
PER-SHARE DATA
Net asset value, beginning of period ...         $ 7.68                    $ 7.62
                                                -------                   -------
Operations:
  Net investment income ................           0.36                      0.28
  Net realized and unrealized gains on
    investments ........................           0.02                      0.06
                                                -------                   -------
    Total from operations ..............           0.38                      0.34
                                                -------                   -------
Distributions to shareholders:
  From net investment income ...........          (0.34)                    (0.28)
  Tax return of capital ................          (0.02)                       --
                                                -------                   -------
    Total distributions to
      shareholders .....................          (0.36)                    (0.28)
                                                -------                   -------
Net asset value, date of merger
  (7/31/98) ............................          (7.70)                       --
                                                -------                   -------
Net asset value, end of period .........         $   --                    $ 7.68
                                                -------                   -------
                                                -------                   -------
SELECTED INFORMATION
Total return (a) .......................           5.05%                     4.58%
Net assets at end of period (in
  millions) ............................         $   --                    $   14
Ratio of expenses to average daily net
  assets ...............................           0.70%(e)                  0.57%(e)
Ratio of net investment income to
  average daily net assets .............           5.63%(e)                  6.06%(e)
Portfolio turnover rate (excluding
  short-term securities) ...............              4%                       86%

(a) TOTAL RETURN ASSUMES REINVESTMENT OF DISTRIBUTIONS AND DOES NOT REFLECT A SALES CHARGE.
(b) INCLUDES FEDERAL EXCISE TAXES OF 0.08%, 0.37%, 0.23% AND 0.09% FOR FISCAL 1996, 1995, 1994 AND 1993, RESPECTIVELY.
(c)  BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
(d)  COMMENCEMENT OF OFFERING OF CLASS Y SHARES WAS FEBRUARY 18, 1997.
(e)  ANNUALIZED.
(f) DATE FUND DISCONTINUED OPERATIONS DUE TO MERGER. SEE NOTE 1 TO THE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                     11  1998 Annual Report - Income Funds

             Independent Auditors' Report
--------------------------------------------------------------------------------

                      THE BOARD OF DIRECTORS AND SHAREHOLDERS
                      PIPER FUNDS INC.:

                      We have audited the accompanying statements of operations of Government Income Fund and Intermediate Bond Fund (funds within Piper Funds Inc.) for the period from October 1, 1997 to July 31, 1998 (date of fund mergers), the statements of changes in net assets for the period from October 1, 1997 to July 31, 1998, and the year ended September 30, 1997, and the financial highlights for periods presented in note 8 to the financial statements. These financial statements and the financial highlights are the responsibility of the funds' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

                      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                      In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, for Government Income Fund and Intermediate Bond Fund, the results of their operations, the changes in their net assets and the financial highlights for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.

                      As described in note 1 to the financial statements, Government Income Fund and Intermediate Bond Fund merged into Fixed Income Fund and Intermediate Term Income Fund (each a series of First American Investment Funds, Inc.), respectively, on July 31, 1998.

                      KPMG Peat Marwick LLP
                      Minneapolis, Minnesota
                      September 11, 1998

--------------------------------------------------------------------------------

                     12  1998 Annual Report - Income Funds

             Federal Income Tax Information
--------------------------------------------------------------------------------

                      The following per-share information describes the federal tax treatment of distributions made during the fiscal year. Distributions for the calendar year will be reported on Form 1099-DIV. Please consult a tax advisor on how to report these distributions at the state and local levels.

                      INCOME DISTRIBUTIONS (99.8% AND 95.4% TAXABLE AS ORDINARY DIVIDENDS, NONE QUALIFYING FOR DEDUCTION BY CORPORATIONS, AND 0.2% AND 4.6% TAX RETURN OF CAPITAL FOR GOVERNMENT INCOME FUND AND INTERMEDIATE BOND FUND, RESPECTIVELY)

                                                            INTERMEDIATE
                                          GOVERNMENT          BOND FUND
                                            INCOME      ---------------------
PAYABLE DATE                                 FUND        CLASS A     CLASS Y
----------------------------------------  -----------   ---------   ---------
October 1, 1997 ........................    $0.0481     $  0.0312   $  0.0354
November 3, 1997 .......................     0.0465        0.0361      0.0377
December 2, 1997 .......................     0.0450        0.0360      0.0374
January 2, 1998 ........................     0.0482        0.0360      0.0375
February 2, 1998 .......................     0.0464        0.0341      0.0356
March 2, 1998 ..........................     0.0463        0.0370      0.0382
April 1, 1998 ..........................     0.0488        0.0293      0.0306
May 1, 1998 ............................     0.0468        0.0351      0.0364
June 2, 1998 ...........................     0.0455        0.0351      0.0366
July 1, 1998 ...........................     0.0463        0.0370      0.0383
July 31, 1998 ..........................     0.0708        0.0317      0.0333
                                          -----------   ---------   ---------
  Total ................................    $0.5387     $  0.3786   $  0.3970
                                          -----------   ---------   ---------
                                          -----------   ---------   ---------

--------------------------------------------------------------------------------

                     13  1998 Annual Report - Income Funds

             Shareholder Update
--------------------------------------------------------------------------------

                      SPECIAL MEETING RESULTS
                      A special meeting of the funds' shareholders was held on July 10, 1998. Each matter voted upon at that meeting, as well as the number of votes cast for, against or withheld, the number of abstentions, and the number of broker non-votes with respect to such matters, are set forth below.

                      1. PROPOSAL TO RATIFY AND APPROVE AN INTERIM ADVISORY AGREEMENT between the funds and Piper Capital Management Incorporated ("Piper Capital") and the receipt of investment advisory fees by Piper Capital under such agreement.

                                           GOVERNMENT      INTERMEDIATE BOND FUND
                                          INCOME FUND    ---------------------------
                                          ------------     CLASS A        CLASS Y
                                          SHARES VOTED   SHARES VOTED   SHARES VOTED
                                          ------------   ------------   ------------
For ....................................    6,023,175      5,896,468      1,162,896
Against ................................      160,107        146,662             --
Abstain ................................      275,060        162,611             --
                                          ------------   ------------   ------------
Total ..................................    6,458,342      6,205,741      1,162,896

                      2. PROPOSAL TO APPROVE AN AGREEMENTAND PLAN OF REORGANIZATION providing for the transfer of the assets and liabilities of Government Income Fund and Intermediate Bond Fund, respectively, to funds of First American Investment Funds, Inc. ("FAIF"), in exchange for shares of the same class of shares of FAIF Fixed Income Fund and FAIF Intermediate Term Income Fund.

                                           GOVERNMENT      INTERMEDIATE BOND FUND
                                          INCOME FUND    ---------------------------
                                          ------------     CLASS A        CLASS Y
                                          SHARES VOTED   SHARES VOTED   SHARES VOTED
                                          ------------   ------------   ------------
For ....................................    3,337,396      3,211,763      1,133,738
Against ................................      134,361        125,426             --
Abstain ................................      273,694        186,608             --
Broker Non-Vote ........................    2,712,891      2,681,945         29,158
                                          ------------   ------------   ------------
Total ..................................    6,458,342      6,205,742      1,162,896

--------------------------------------------------------------------------------

                     14  1998 Annual Report - Income Funds